UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019
(Address of principal executive offices)	(Zip code)

David Hartman, President, TD Asset Management USA Funds Inc., 31 West 52nd Street, NY, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-827-7061

Date of fiscal year end:   October 31, 2008

Date of reporting period:   July 31, 2008

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

        File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED–8.2%
$100,000,000	Beagle Funding LLC, 2.81% due 8/5/08 (LOC: Metropolitan Life Insurance Co.) (Note D)	$99,969,000
70,000,000	Beagle Funding LLC, 2.83% due 9/26/08 (LOC: Metropolitan Life Insurance Co.) (Note D)	69,694,022
100,000,000	Long Lane Master Trust IV, 2.57% due 8/14/08 (LOC: Bank of America, N.A.) (Note D)	99,907,917
73,681,000	Long Lane Master Trust IV, 2.65% due 8/15/08 (LOC: Bank of America, N.A.) (Note D)	73,605,641
70,797,000	Long Lane Master Trust IV, 2.51% due 8/20/08 (LOC: Bank of America, N.A.) (Note D)	70,703,587
150,000,000	Long Lane Master Trust IV, 2.49% due 8/21/08 (LOC: Bank of America, N.A.) (Note D)	149,793,056
50,000,000	Long Lane Master Trust IV, 2.62% due 9/9/08 (LOC: Bank of America, N.A.) (Note D)	49,859,167
75,000,000	Long Lane Master Trust IV, 2.76% due 9/17/08 (LOC: Bank of America, N.A.) (Note D)	74,731,708
72,000,000	Long Lane Master Trust IV, 2.75% due 10/15/08 (LOC: Bank of America, N.A.) (Note D)	71,590,500
79,000,000	Long Lane Master Trust IV, 2.77% due 10/21/08 (LOC: Bank of America, N.A.) (Note D)	78,511,188
100,000,000	Metropolitan Life Short Term Funding,, 2.72%, due 9/22/08 (Metlife Insurance Co.) (Notes A, B)	99,608,556
200,000,000	Metropolitan Life Short Term Funding,, 2.85%, due 10/28/08 (Metlife Insurance Co.) (Notes A, B)	198,616,444
79,233,000	Old Line Funding LLC, 2.53% due 8/5/08 (LOC: Royal Bank of Canada) (Note D)	79,210,815
100,000,000	Old Line Funding LLC, 2.80% due 9/16/08 (LOC: Royal Bank of Canada) (Note D)	99,644,778
198,982,000	Old Line Funding LLC, 2.78% due 10/9/08 (LOC: Royal Bank of Canada) (Note D)	197,929,385
104,202,000	Ticonderoga Funding, LLC, 2.46% due 8/7/08 (LOC: Bank of America, N.A.) (Note D)	104,159,451
82,000,000	Ticonderoga Funding, LLC, 2.60% due 9/4/08 (LOC: Bank of America, N.A.) (Note D)	81,800,193

		1,699,335,407

	BANKS—13.1%
220,000,000	Allied Irish Banks, PLC, 2.46%, due 9/18/08 (Note A)	220,000,000
40,000,000	Bank of Montreal, 2.41%, due 8/26/08	39,933,333
50,000,000	Bank of Nova Scotia, 2.67%, due 8/6/08	49,981,875
150,000,000	Bank of Nova Scotia, 2.54%, due 9/4/08	149,643,000
250,000,000	Bank of Nova Scotia, 2.67%, due 9/11/08	249,245,486
155,000,000	Bank of Nova Scotia, 2.73%, due 9/24/08	154,369,925
200,000,000	HSBC USA, Inc., 2.65%, due 10/6/08	199,037,500
68,000,000	HSBC USA, Inc., 2.76%, due 11/3/08	67,513,498
250,000,000	Lloyds TSB Bank PLC, 2.18%, due 8/18/08	249,700,139
100,000,000	Lloyds TSB Bank PLC, 2.56%, due 8/25/08	99,845,333
250,000,000	Lloyds TSB Bank PLC, 2.51%, due 9/22/08	249,100,833
210,000,000	Lloyds TSB Bank PLC, 2.62%, due 10/23/08	208,746,008
150,000,000	Royal Bank of Canada, 2.68%, due 11/18/08	148,791,917
150,000,000	Westpac Banking Corp., NY, 2.53%, due 9/2/08 (Note D)	149,665,333
250,000,000	Westpac Banking Corp., NY, 2.70%, due 9/30/08 (Note D)	248,883,333
150,000,000	Westpac Banking Corp., NY, 2.71%, due 10/10/08 (Note D)	149,215,417
100,000,000	Westpac Banking Corp., NY, 2.70%, due 10/21/08 (Note D)	99,397,000

		2,733,069,931

	DOMESTIC/FOREIGN BANK SUPPORTED OBLIGATIONS—29.0%
50,000,000	BNP Paribas, 2.69% due 8/6/08 (LOC: BNP Paribas)	49,981,458
100,000,000	BNP Paribas, 2.58% due 9/23/08 (LOC: BNP Paribas)	99,621,639
50,000,000	BNP Paribas, 2.72% due 9/25/08 (LOC: BNP Paribas)	49,793,750
200,000,000	BNP Paribas, 2.83% due 10/24/08 (LOC: BNP Paribas)	198,691,933
125,000,000	Calyon North America, Inc., 2.68% due 9/17/08 (LOC: Calyon)	124,565,903
100,000,000	Calyon North America, Inc., 2.68% due 10/3/08 (LOC: Calyon)	99,534,500
100,000,000	Calyon North America, Inc., 2.68% due 10/9/08 (LOC: Calyon)	99,490,167
223,000,000	Canadian Imperial Holding, 2.75% due 8/1/08 (LOC: Canadian Imperial Bank of Commerce)	223,000,000
100,000,000	Canadian Imperial Holding, 2.82% due 9/8/08 (LOC: Canadian Imperial Bank of Commerce)	99,704,128
100,000,000	Canadian Imperial Holding, 2.82% due 9/9/08 (LOC: Canadian Imperial Bank of Commerce)	99,696,342
100,000,000	Canadian Imperial Holding, 2.84% due 9/18/08 (LOC: Canadian Imperial Bank of Commerce)	99,624,000
100,000,000	CBA (Delaware) Finance, 2.54% due 8/13/08 (LOC: Commonwealth Bank of Australia)	99,916,000
200,000,000	CBA (Delaware) Finance, 2.59% due 9/8/08 (LOC: Commonwealth Bank of Australia)	199,457,444
100,000,000	CBA (Delaware) Finance, 2.72% due 9/10/08 (LOC: Commonwealth Bank of Australia)	99,700,000
127,700,000	CBA (Delaware) Finance, 2.74% due 9/15/08 (LOC: Commonwealth Bank of Australia)	127,265,820
100,000,000	CBA (Delaware) Finance, 2.83% due 10/14/08 (LOC: Commonwealth Bank of Australia)	99,424,444
98,000,000	CBA (Delaware) Finance, 2.73% due 10/22/08 (LOC: Commonwealth Bank of Australia)	97,395,068
100,000,000	GE Capital International Funding, 2.52% due 10/20/08 (LOC: General Electric Capital Corp.) (Note D)	99,444,444
233,000,000	ING (US) Funding LLC, 2.55% due 8/20/08 (LOC: ING Bank N.V.) (Note D)	232,688,880
100,000,000	ING (US) Funding LLC, 2.55% due 8/28/08 (LOC: ING Bank N.V.) (Note D)	99,810,250
99,000,000	ING (US) Funding LLC, 2.46% due 9/2/08 (LOC: ING Bank N.V.) (Note D)	98,784,400
99,000,000	ING (US) Funding LLC, 2.46% due 9/3/08 (LOC: ING Bank N.V.) (Note D)	98,777,663

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	DOMESTIC/FOREIGN BANK SUPPORTED OBLIGATIONS (Continued)
$125,000,000	ING (US) Funding LLC, 2.71% due 9/24/08 (LOC: ING Bank N.V.) (Note D)	$124,494,688
125,000,000	ING (US) Funding LLC, 2.71% due 9/26/08 (LOC: ING Bank N.V.) (Note D)	124,475,972
40,000,000	ING (US) Funding LLC, 2.71% due 10/22/08 (LOC: ING Bank N.V.) (Note D)	39,754,456
200,000,000	National Australia Funding, 2.71% due 10/3/08 (LOC: National Australia Bank)	199,058,500
100,000,000	National Australia Funding, 2.70% due 10/20/08 (LOC: National Australia Bank)	99,404,444
100,000,000	National Australia Funding, 2.81% due 11/17/08 (LOC: National Australia Bank)	99,166,000
199,500,000	Rabobank USA Financial, 2.52% due 8/11/08 (LOC: Rabobank Nederland)	199,360,904
99,000,000	Rabobank USA Financial, 2.10% due 8/12/08 (LOC: Rabobank Nederland)	98,925,888
100,000,000	Rabobank USA Financial, 2.41% due 8/27/08 (LOC: Rabobank Nederland)	99,826,667
200,000,000	Rabobank USA Financial, 2.69% due 10/8/08 (LOC: Rabobank Nederland)	198,991,333
100,000,000	Rabobank USA Financial, 2.62% due 10/24/08 (LOC: Rabobank Nederland)	99,393,333
200,000,000	Santander Central Hispanico Finance, 2.51% due 8/12/08 (LOC: WestLB AG)	199,847,222
247,500,000	Santander Central Hispanico Finance, 2.55% due 8/25/08 (LOC: WestLB AG)	247,082,550
200,000,000	Santander Central Hispanico Finance, 2.78% due 10/7/08 (LOC: WestLB AG)	198,976,389
200,000,000	Santander Central Hispanico Finance, 2.73% due 11/5/08 (LOC: WestLB AG)	198,560,000
150,000,000	Scotiabanc, Inc., 2.39% due 8/22/08 (LOC: Bank of Nova Scotia) (Note D)	149,791,750
50,000,000	Scotiabanc, Inc., 2.57% due 9/5/08 (LOC: Bank of Nova Scotia) (Note D)	49,876,042
50,000,000	Scotiabanc, Inc., 2.72% due 9/15/08 (LOC: Bank of Nova Scotia) (Note D)	49,831,250
200,000,000	Svenska Handelsbank, Inc., 2.60% due 8/18/08 (LOC: Svenska Handelbanken AB)	199,756,333
250,000,000	Svenska Handelsbank, Inc., 2.71% due 9/25/08 (LOC: Svenska Handelbanken AB)	248,972,569
150,000,000	Svenska Handelsbank, Inc., 2.71% due 10/14/08 (LOC: Svenska Handelbanken AB)	149,170,583
182,000,000	UBS Finance (Delaware) Inc., 2.62% due 8/19/08 (LOC: UBS AG)	181,763,400
200,000,000	UBS Finance (Delaware) Inc., 2.53% due 8/4/08 (LOC: UBS AG)	199,954,000

		6,052,802,507

	FINANCE & INSURANCE—2.7%
125,000,000	General Electric Capital Corp., 2.42%, due 8/8/08	124,941,667
60,000,000	General Electric Capital Corp., 2.07%, due 8/8/08	59,975,850
125,000,000	General Electric Capital Corp., 2.36%, due 8/27/08	124,788,750
125,000,000	General Electric Capital Corp., 2.42%, due 9/22/08	124,566,667
130,000,000	General Electric Capital Corp., 2.52%, due 10/15/08	129,322,917

		563,595,850

	INVESTMENT BANKER/BROKER—0.5%
100,000,000	JPMorgan Chase & Co., 2.75%, due 11/5/08 (Note A)	99,274,667

	TOTAL COMMERCIAL PAPER—53.5%	11,148,078,362

	CORPORATE OBLIGATIONS

	ASSET-BACKED—1.5%
3,765,000	Anacortes Class Assets LLC, Ser. 2003, 2.51% (LOC: Bank of America, N.A.) (Note C)	3,765,000
3,300,000	Belmay Inc., Multi-Mode Rev. Bonds, Ser. 1999, 2.66% (LOC: Bank of New York) (Note C)	3,300,000
1,810,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 2.46% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,810,000
29,675,000	Corp. Fin. Managers, Inc., Integrated Loan Prog., Pooled Adj. Rate Tax. Demand Bonds, Ser. B, 2.46%	29,675,000
	(LOC: Wells Fargo Bank, N.A.) (Note C)
11,820,000	Country Class Assets, LLC, Ser. 2004A, 2.51% (LOC: Bank of America, N.A.) (Note C)	11,820,000
1,400,000	D&I Properties LLC, Tax Adj. Rate Demand Bond, Ser. 2004, 2.60% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,400,000
900,000	Lauren Co. LLC, Adj. Rate Demand Bonds, 2.46% (LOC: Wells Fargo Bank, N.A.) (Note C)	900,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax. Demand Bonds, 2.71% (LOC: Wachovia Bank, N.A.) (Note C)	55,000,000
1,355,000	PCP Investors LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 2.46% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,355,000
7,575,000	Riddle Memorial Hospital Healthcare Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 2.75%	7,575,000
	(LOC: PNC Bank, N.A.) (Note C)
2,410,000	Sound Class Assets LLC, Ser. 2005, 2.51% (LOC: Bank of America, N.A.) (Note C)	2,410,000
185,000,000	WestLB AG/New York, Veterans' Land Refunding Project, 2.53% (Note C)	185,000,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, 2.46% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000

		305,510,000

	BANKS—12.3%
50,000,000	Bank of Scotland PLC, 2.54%, due 8/29/08 (Note A)	50,000,000
125,000,000	Bank of Scotland PLC, 2.45%, due 9/5/08 (Note A)	125,000,000
260,000,000	Bayerische Landesbank GZ, 2.52%, due 9/23/08 (Note A)	260,000,000
147,500,000	BNP Paribas, 2.76%, due 8/7/08 (Note A)	147,500,000
10,000,000	Commonwealth Bank of Australia, 2.48%, due 8/22/08 (Note A)	10,000,000
270,000,000	Credit Agricole S.A., 2.80%, due 8/26/08 (Note A)	270,000,000
200,000,000	Danske Bank A/S, 2.45%, due 9/19/08 (Note A)	200,000,000
150,000,000	National Australia Bank, 2.46%, due 9/5/08 (Note A)	150,000,219

TD ASSET MANAGEMENT USA FUNDS INC.
 TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	BANKS (Continued)
$250,000,000	Royal Bank of Canada, 2.47%, due 8/29/08 (Note A)	$250,000,000
69,000,000	Royal Bank of Canada, 2.52%, due 9/10/08 (Note A)	69,000,843
195,000,000	Rabobank Nederland, 2.66%, due 11/14/08 (Note A)	195,000,000
100,000,000	Societe Generale, 2.46%, due 8/29/08 (Note A)	100,000,137
112,000,000	Svenska Handelsbanken AB, 2.45%, due 9/12/08 (Note A)	112,000,000
175,000,000	Svenska Handelsbanken AB, 2.45%, due 9/19/08 (Note A)	175,000,000
175,000,000	Wells Fargo & Co., 2.61%, due 12/12/08 (Note A)	175,000,000
99,000,000	Wells Fargo & Co., 2.61%, due 12/17/08 (Note A)	99,000,000
168,000,000	Westpac Banking Corp., NY, 2.45%, due 9/5/08 (Note A)	168,000,058
20,000,000	Westpac Banking Corp., NY, 2.46%, due 9/15/08 (Note A)	20,000,000

		2,575,501,257

	FINANCE & INSURANCE—2.5%
11,000,000	HSBC Finance Corp., 2.52%, due 8/22/08 (Note A)	11,000,153
204,600,000	Irish Life & Permanent PLC, 2.49%, due 8/21/08 (Note A)	204,602,683
268,000,000	Irish Life & Permanent PLC, 2.51%, due 9/19/08 (Note A)	268,009,135
37,000,000	Met Life Global Funding I, Ser. 2005-1, 2.51% due 9/19/08 (Notes A, D)	37,000,528

		520,612,498

	INVESTMENT BANKER/BROKER—7.6%
148,000,000	Bear Stearns Companies, Inc., 2.52%, due 8/15/08 (Note A)	148,001,009
91,000,000	Bear Stearns Companies, Inc., 2.54%, due 8/28/08 (Note A)	91,000,000
20,000,000	Bear Stearns Companies, Inc., 2.56%, due 9/5/08 (Note A)	20,000,000
248,000,000	Goldman Sachs Group, 2.53%, due 9/12/08 (Note A)	248,001,090
80,000,000	JPMorgan Chase & Co., 2.45%, due 9/2/08 (Note A)	80,000,000
6,000,000	Lehman Brothers Holdings, Inc., 2.54%, due 8/22/08 (Note A)	6,000,142
122,500,000	Lehman Brothers Holdings, Inc., 2.67%, due 8/27/08 (Note A)	122,500,000
141,000,000	Merrill Lynch & Co., Inc., 2.60%, due 8/14/08 (Note A)	141,001,961
100,000,000	Merrill Lynch & Co., Inc., 2.60%, due 8/22/08 (Note A)	100,000,000
45,000,000	Merrill Lynch & Co., Inc., 2.54%, due 9/3/08 (Note A)	45,003,763
111,600,000	Morgan Stanley, 2.54%, due 9/3/08 (Note A)	111,604,893
88,000,000	Morgan Stanley, 2.20%, due 9/3/08 (Note A)	88,003,402
55,000,000	Morgan Stanley, 2.55%, due 9/26/08 (Note A)	55,007,699
71,575,000	Morgan Stanley, 2.61%, due 10/31/08 (Note A)	71,583,540
254,000,000	Morgan Stanley, 2.58%, due 11/14/08 (Note A)	254,000,000

		1,581,707,498

	TOTAL CORPORATE OBLIGATIONS—23.9%	4,983,331,253

	CERTIFICATES OF DEPOSIT—16.2%
199,500,000	Banco Bilbao Vizcaya Argentina, S.A., 2.86%, due 9/16/08	199,501,265
250,000,000	Banco Bilbao Vizcaya Argentina, S.A., 2.88%, due 10/27/08	250,002,992
250,000,000	Banco Bilbao Vizcaya Argentina, S.A., 2.85%, due 11/3/08	250,003,232
143,000,000	Barclays Bank PLC, 2.80%, due 9/29/08	143,000,000
100,000,000	Barclays Bank PLC, 2.89%, due 10/10/08	100,000,000
60,000,000	Barclays Bank PLC, 2.75%, due 10/27/08	60,000,000
100,000,000	BNP Paribas, 2.55%, due 8/19/08	100,000,000
100,000,000	BNP Paribas, 2.56%, due 8/22/08	100,000,000
100,000,000	BNP Paribas, 2.56%, due 8/28/08	100,000,000
250,000,000	Canadian Imperial Bank of Commerce, 2.83%, due 10/22/08	250,000,000
100,000,000	Chase Bank USA, N.A., 2.25%, due 8/5/08	100,000,000
100,000,000	Chase Bank USA, N.A., 2.25%, due 8/6/08	100,000,000
150,000,000	Chase Bank USA, N.A., 2.50%, due 9/11/08	150,000,000
125,000,000	Chase Bank PLC, 2.55%, due 11/24/08	125,000,000
99,000,000	Deutsche Bank, NY, 2.50%, due 8/11/08	99,000,000
125,000,000	Fifth Third Bancorp, 2.67%, due 9/15/08	125,000,775
150,000,000	Fortis Bank, 2.69%, due 9/10/08	150,001,655
100,000,000	Fortis Bank, 2.78%, due 10/8/08	100,000,000
148,000,000	HSBC Finance Corp., 2.77%, due 10/23/08	148,011,642
100,000,000	Lloyds TSB Bank PLC, 2.67%, due 9/17/08	100,000,000
125,000,000	Wachovia Bank, N.A., 2.78%, due 9/29/08	125,000,000
100,000,000	Wells Fargo & Co., 2.50%, due 8/8/08	100,000,000
100,000,000	Wells Fargo & Co., 2.50%, due 8/13/08	100,000,000
150,000,000	Wells Fargo & Co., 2.43%, due 8/13/08	150,000,000
150,000,000	Wells Fargo & Co., 2.43%, due 8/15/08	150,000,000

		3,374,521,561

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	TAXABLE MUNICIPAL OBLIGATIONS—0.5%
$1,800,000	CA Infrastructure & Economic Development Bank, Surtec, Inc. Project, Ser. B, 2.58% (LOC: Comerica Bank) (Note C)	$1,800,000
17,000,000	Illinois DFA, American College of Surgeons Project, 2.54% (LOC: Northern Trust Company) (Note C)	17,000,000
3,060,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Bonds, Ser. 2003, 2.46% (LOC: Wells Fargo Bank, N.A.) (Note C)	3,060,000
8,850,000	Mississippi Business Finance Corp., IDRB, Pottery Barn Inc. Proj., 2.54% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,850,000
8,340,000	New Hampshire Business Finance Authority, Pottery Barn, Inc. Project, 2.75% (LOC: Bank of America, N.A.) (Note C)	8,340,000
23,260,000	NYC HDC, Foundation of Seacoast Health Project, Ser. B, 2.56% (LOC: Fleet Bank, N.A.) (Note C)	23,260,000
27,685,000	State of Texas, GO, Chelsea Centro Project, 2.55% (LOC: Bayerische Landesbank GZ) (Note C)	27,685,000
1,800,000	Westmoreland County IDA, Excela Health Systems Project, Ser. 2005D, 2.59% (LOC: Wachovia Bank, N.A.) (Note C)	1,800,000

		91,795,000

	REPURCHASE AGREEMENTS
500,000,000	Bank of America Securities LLC
	•2.02% dated 7/31/08, due 8/1/08 in the amount of $500,028,056
	•fully collateralized by various U.S. Treasury Bonds, coupon
	range 4.25%-7.25%, maturity range 3/31/09-8/15/22, value $510,000,007	500,000,000

484,421,000	Deutsche Bank Securities Inc.
	•2.07% dated 7/31/08, due 8/1/08 in the amount of $484,448,854
	•fully collateralized by a U.S. Treasury Bond, coupon 3.62%
	maturity 4/15/28, value $494,109,522	484,421,000

125,000,000	Morgan Stanley & Co., Inc.
	•2.03% dated 7/31/08, due 8/1/08 in the amount of $125,007,049
	•fully collateralized by various U.S. Treasury Notes, coupon
	range 3.87%-4.87%, maturity range 5/15/09-6/30/09, value $127,500,448	125,000,000

	TOTAL REPURCHASE AGREEMENTS—5.3%	1,109,421,000

	TOTAL INVESTMENTS (Cost $20,707,147,176) †—99.4%	20,707,147,176

	OTHER ASSETS & LIABILITIES, NET—0.6%	127,833,650

	NET ASSETS—100.0%
		$20,834,980,826

† (A) (B)

For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

Variable rate securities. The rates shown are the current rates on July 31, 2008. Dates shown represent the next interest reset date.

These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On July 31, 2008, the aggregate market value of these securities, valued at amortized cost is $298,225,000 representing 1.4% of net assets.

(C) (D)

Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2008, these securities amounted to $3,253,001,812 or 15.6% of net assets. These securities have been deemed liquid by the Board of Directors.

DFA	Development Finance Authority
GO	General Obligation
HDC	Housing Development Corporation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent sem annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	FANNIE MAE—24.0%
$100,000,000	Discount Notes, 2.04%, due 8/6/08	$99,971,806
100,000,000	Discount Notes, 2.21%, due 8/12/08	99,932,778
100,000,000	Discount Notes, 2.26%, due 8/22/08	99,868,750
40,000,000	Discount Notes, 2.26%, due 8/25/08	39,940,000
85,000,000	Discount Notes, 2.35%, due 9/3/08	84,817,675
95,000,000	Discount Notes, 2.44%, due 9/29/08	94,621,663
100,000,000	Discount Notes, 2.41%, due 10/8/08	99,546,667
95,000,000	Discount Notes, 2.28%, due 10/27/08	94,481,142
45,379,000	Discount Notes, 2.30%, due 11/12/08	45,082,978
73,532,000	Discount Notes, 2.31%, due 11/26/08	72,987,128

		831,250,585

	FEDERAL FARM CREDIT BANK—3.1%
109,375,000	Notes, 3.10%, due 8/4/09	109,375,000

	FEDERAL HOME LOAN BANK—29.7%
100,000,000	Discount Notes, 2.04%, due 8/8/08	99,960,528
45,000,000	Discount Notes, 2.07%, due 8/13/08	44,969,175
45,000,000	Discount Notes, 2.11%, due 8/15/08	44,963,250
100,000,000	Discount Notes, 2.13%, due 8/20/08	99,888,111
100,573,000	Discount Notes, 2.19%, due 8/21/08	100,451,195
150,000,000	Discount Notes, 2.30%, due 8/25/08	149,771,000
90,000,000	Discount Notes, 2.18%, due 8/27/08	89,858,950
30,000,000	Discount Notes, 2.36%, due 8/29/08	29,945,167
110,000,000	Discount Notes, 2.15%, due 9/4/08	109,777,678
95,000,000	Discount Notes, 2.36%, due 9/10/08	94,751,944
20,000,000	Discount Notes, 2.44%, due 10/23/08	19,887,950
45,000,000	Discount Notes, 2.31%, due 11/12/08	44,705,163
77,000,000	Notes, 2.95%, due 2/18/09 (Note A)	77,010,120
25,000,000	Notes, 2.95%, due 2/23/09 (Note A)	25,000,000

		1,030,940,230

	FREDDIE MAC—27.2%
88,860,000	Discount Notes, 2.33%, due 8/2/08	88,676,751
40,000,000	Discount Notes, 2.02%, due 8/4/08	39,993,300
100,000,000	Discount Notes, 2.20%, due 8/5/08	99,975,667
55,700,000	Discount Notes, 2.09%, due 8/11/08	55,667,895
100,000,000	Discount Notes, 2.13%, due 8/18/08	99,899,889
165,000,000	Discount Notes, 2.23%, due 8/21/08	164,796,500
50,000,000	Discount Notes, 2.28%, due 8/29/08	49,911,917
50,000,000	Discount Notes, 2.36%, due 9/15/08	49,853,125
125,000,000	Discount Notes, 2.34%, due 10/6/08	124,466,042
52,494,000	Discount Notes, 2.31%, due 10/20/08	52,226,864
18,400,000	Discount Notes, 2.46%, due 10/28/08	18,290,254
100,000,000	Notes, 5.12%, due 8/14/08	100,101,581

		943,859,784

	U.S. TREASURY OBLIGATIONS—5.8%
100,000,000	U.S. Treasury Bills, 1.58%, due 9/11/08	99,821,764
100,000,000	U.S. Treasury Bills, 1.35%, due 9/18/08	99,821,333

		199,643,097

	REPURCHASE AGREEMENTS—12.6%
160,000,000	Banc of America Securities LLC
	• 2.02% dated 7/31/08, due 8/1/08 in the amount of $160,008,978
	• fully collateralized by a U.S. Treasury Bond, coupon 2.12%
	maturity 1/31/10, value $163,200,075	160,000,000

201,654,000	Deutsche Bank Securities Inc.
	• 2.07% dated 7/31/08, due 8/1/08 in the amount of $201,665,595
	• fully collateralized by a U.S. Treasury Bond, coupon 3.37%,
	maturity 4/15/32, value $205,687,154	201,654,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

$75,000,000	Morgan Stanley & Co., Inc.
	• 2.03% dated 7/31/08, due 8/1/08 in the amount of $75,004,229
	• fully collateralized by a U.S. Treasury Bond, coupon 1.37%,
	maturity 7/15/18, value $76,500,199	$75,000,000

		436,654,000

	TOTAL INVESTMENTS (Cost $3,551,722,696) †—102.4%	3,551,722,696
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(2.4)%	(82,517,603)

	NET ASSETS—100.0%	$3,469,205,093

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security may be called at issuer's option prior to maturity date.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—2.7%
$2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 2.42% (LOC: Bank of America, N.A.) (Note A)	$2,955,000
4,500,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.) Ser. 1995, 2.35% (Note A)	4,500,000
2,400,000	Decatur IDB Solid Waste Disp. Rev. Bonds (BP Amoco Chem. Co.) Ser. 1995, 2.35% (Note A)	2,400,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 2.40% (LOC: U.S. Bank, N.A.) (Notes A, B)	4,650,000
8,000,000	Montgomery IDRB (General Electric Proj.) 2.18% (LOC: General Electric) (Note A)	8,000,000
1,080,000	Montgomery IDRB (Kinpak Inc. Proj.) 2.49% (LOC: Regions Bank) (Note A)	1,080,000

		23,585,000

	ALASKA—0.3%
2,900,000	Valdez Marine Terminal Rev. Bonds (BP Pipelines) Ser. B, 2.10% (Note A)	2,900,000

	CALIFORNIA—3.6%
27,186,747	Freddie Mac MFC Rev. Bonds, Ser. M001, 2.59% (LOC: Freddie Mac) (Notes A, B)	27,186,747
4,500,000	Gulf Coast, IDA Rev. Bonds (Citgo Petroleum Corp.) 2.35% (LOC: Royal Bank of Scotland PLC) (Note A)	4,500,000

		31,686,747

	COLORADO—0.6%
1,875,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 2.34% (LOC: U.S. Bank, N.A.) (Note A)	1,875,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 2.32% (LOC: Bank One, N.A.) (Note A)	2,000,000
1,700,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,700,000

		5,575,000

	CONNECTICUT—1.2%
8,035,000	HEFA Rev. Bonds, TECP (Yale University) Ser. S, 1.40%, due 8/8/08 (Note A)	8,035,000
2,500,000	HEFA Rev. Bonds, TECP (Yale University) Ser. S, 1.42%, due 12/8/08 (Note A)	2,500,000

		10,535,000

	DISTRICT OF COLUMBIA—1.8%
15,600,000	Washington DC TRANS TECP, Ser. A, 1.80%, due 5/8/08 (LOC: Wachovia Bank, N.A.)	15,600,000

	FLORIDA—4.9%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 2.30% (LOC: Fannie Mae) (Note A)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 2.30% (LOC: Fannie Mae) (Note A)	2,500,000
12,050,000	Miami-Dade Cty. IDA Rev. Bond, 2.27% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	12,050,000
10,000,000	Polk Cty. IDA Rev. Bonds, 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	10,000,000
12,200,000	West Orange Health Dist. Rev. Bonds, Ser. B, 2.26% (LOC: SunTrust Bank) (Note A)	12,200,000

		43,775,000

	GEORGIA—0.4%
2,900,000	Douglas Cty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,900,000
400,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser. 1998, 2.40% (LOC: Bank of America, N.A.) (Notes A, B)	400,000

		3,300,000

	IDAHO—1.8%
15,695,000	Idaho Hsg. & Fin. Association, Ser. B, Class I, 2.35%, (LOC: Lloyds TSB Bank PLC)	15,695,000

	ILLINOIS—5.4%
4,530,000	Chicago Enterprise Zone Rev. Bonds, 2.34% (LOC: Harris N.A.) (Note A)	4,530,000
3,500,000	Chicago MFH Rev. Bonds (Claras Village Proj.) 2.40% (LOC: Harris N.A.) (Note A)	3,500,000
5,595,000	Chicago MFH Rev. Bonds (Coppin House Proj.) 2.40% (LOC: Harris N.A.) (Note A)	5,595,000
300,000	DFA Rev. Bonds (Profile Plastics Proj.) 2.40% (LOC: LaSalle Bank, N.A.) (Note A)	300,000
8,918,000	Educ. Facs. Authority Rev. Bonds, 1.65%, due 10/2/08 (LOC: Northern Trust Corp.)	8,918,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 2.42% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,100,000
225,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 2.40% (LOC: LaSalle Bank, N.A.) (Note A)	225,000
835,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 2.40% (LOC: LaSalle Bank, N.A.) (Note A)	835,000
7,600,000	Lemont Env. Facs. Rev. Bonds (Citgo Petroleum Corp. Proj.) 2.35% (LOC: Bank of New York, NY) (Note A)	7,600,000
2,180,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 2.40% (LOC: LaSalle Bank, N.A.) (Notes A, B)	2,180,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.45% (LOC: LaSalle Bank, N.A.) (Note A)	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 2.34% (LOC: PNC Bank, N.A.) (Notes A, B)	5,000,000
1,200,000	Richmond IDRB (Maclean Fogg Co. Proj.) 2.42% (LOC: Bank of America, N.A.) (Notes A, B)	1,200,000
2,000,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) 2.35% (Note A)	2,000,000

		47,613,000

	INDIANA—5.2%
24,000,000	DFA Rev. Bonds, TECP (Pure Air on Lake Proj.) 1.58%, due 10/9/08 (LOC: Landesbank Hessen-Theuringen GZ)	24,000,000
1,125,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 2.39% (LOC: US Bank, N.A.) (Note A)	1,125,000
2,650,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 2.40% (LOC: LaSalle Bank, N.A.) (Notes A, B)	2,650,000
12,900,000	Indianapolis MFH Rev. Bonds (Forest Ridge Apts. Proj.) Ser. A, 2.28% (LOC: RBS Citizens N.A.)	12,900,000
1,200,000	Mt. Vernon Pollution Ctl. Rev. Bonds (General Electric Proj.) 2.18% (LOC: General Electric) (Note A)	1,200,000
1,040,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.20% (LOC: Bank One, N.A.) (Note A)	1,040,000
800,000	Whiting Env. Fac. Bonds (BP Products N.A. Proj.) 2.35% (Note A)	800,000
2,600,000	Whiting Env. Fac. Bonds (Amoco Oil Co. Proj.) Ser. 2001, 2.35% (Note A)	2,600,000

		46,315,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	IOWA—1.9%
$650,000	Dubuque (Jeld-Wen Inc. Proj.) Ser. 1988, 2.40% (LOC: LaSalle Bank, N.A.) (Notes A, B)	$650,000
10,000,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	10,000,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 2.19% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,998,000
1,720,000	Fin. Auth. Rev. Bonds (Embria Health) 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,720,000

		17,368,000

	KENTUCKY—4.2%
33,030,000	Danville Multi-City Lease Rev. Bonds, 1.60%, due 8/6/08 (LOC: Fifth Third Bancorp)	33,030,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 2.50% (LOC: SunTrust Bank) (Notes A, B)	4,700,000

		37,730,000

	LOUISIANA—6.1%
18,800,000	Calcasieu Parish IDA Rev. Bonds, (Citgo Petroleum Corp. Proj.) 2.35% (LOC: BNP Paribas) (Note A)	18,800,000
650,000	East Baton Rouge Parish Rev. Bonds (Exxon Proj.) 2.05% (Note A)	650,000
15,405,000	Jefferson Parish Hospital Rev. Bonds, 2.29% (LOC: JPMorgan Chase Bank, N.A.) (Notes A, B)	15,405,000
15,100,000	Saint Charles Parish Pollution Control Rev. Bonds (Shell Oil Co. Proj.), Ser. A, 2.38% (Note A)	15,100,000
4,400,000	Saint Charles Parish Pollution Control Rev. Bonds (Shell Oil Co. Proj.), Ser. B, 2.10% (Note A)	4,400,000

		54,355,000

	MAINE—3.8%
34,000,000	Health & Higher Edu. Facs. Auth. Rev. Bonds, Ser. A, 1.95% (KBC Bank, N.V.) (Note A)	34,000,000

	MARYLAND—0.5%
4,200,000	Maryland State Heatlh and Higher Ed. (Pooled Land Proj.), Ser. D, 2.15% (Note A)	4,200,000

	MASSACHUSETTS—2.5%
22,220,000	DFA Rev. Bonds (Boston University), Ser. U-3, 1.90% (LOC: BNP Paribas) (Note A)	22,220,000

	MICHIGAN—0.9%
8,300,000	HDA Rev. Bonds (Alderwood Proj.) 2.40% (LOC: FHLB) (Note A)	8,300,000

	MINNESOTA—4.1%
3,000,000	Eden Prairie MFH Rev. Bonds, 2.45% (LOC: LaSalle Bank, N.A.) (Note A)	3,000,000
14,000,000	HFA Rev. Bonds, 3.78%, put 8/11/08	14,000,000
16,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 2.45% (LOC: LaSalle Bank, N.A.) (Note A)	16,950,000
2,700,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 2.45% (LOC: LaSalle Bank, N.A.) (Note A)	2,700,000

		36,650,000

	MISSISSIPPI—3.0%
11,500,000	Business Fin. Corp. IDRB (Chevron USA Inc. Proj.) 2.70% (Note A)	11,500,000
15,000,000	Jackson Cnty. Port Facs. Auth. Rev. Bonds, (Chevron USA Inc. Proj.) 2.18% (Note A)	15,000,000

		26,500,000

	MISSOURI—0.4%
600,000	IDRB (Filtration Group Inc.) 2.40% (LOC: LaSalle Bank, N.A.) (Note A)	600,000
3,000,000	Pub. Util. Rev. Notes, 4.75%, due 9/1/08 (LOC: Fifth Third Bancorp)	3,002,337

		3,602,337

	NEW JERSEY—0.1%
635,000	EDA Rev. Bonds (Accurate Box Co.) 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	635,000

	NEW MEXICO—0.6%
500,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 2.45% (LOC: Bank of America, N.A.) (Notes A, B)	500,000
5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1, 2.00% (State Street Bank & Trust Co.) (Note A)	5,000,000

		5,500,000

	NEW YORK—3.2%
28,500,000	HFA Rev. Bonds (42nd & 10th Proj.) Ser. A, 2.25% (Note A)	28,500,000

	OHIO—2.1%
5,500,000	Columbus Regional Arpt. Authority TECP, Ser A, 1.60%, due 9/2/08 (LOC: Calyon)	5,500,000
8,500,000	Columbus Regional Arpt. Authority TECP, Ser B, 1.73%, due 10/15/08 (LOC: Calyon)	8,500,000
800,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) 2.30% (Note A)	800,000
3,600,000	Solid Waste Rev. Bonds (BP Prods. North America) 2.30% (Note A)	3,600,000

		18,400,000

	OKLAHOMA—0.3%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 2.72% (LOC: Bank of America, N.A.) (Notes A, B)	2,850,000

	OREGON—0.2%
1,580,000	EDR Bonds (Antelope Acquisition Proj.) 2.41% (LOC: US Bank, N.A.) (Note A)	1,580,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	PENNSYLVANIA—3.4%
$1,000,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 2.34% (LOC: Wachovia Bank, N.A.) (Note A)	$1,000,000
29,548,000	Venango IDA Bonds (Scrubgrass Proj.) Ser. A, 2.00% due 8/4/08 (LOC: Dexia Credit Local)	29,548,000

		30,548,000

	SOUTH CAROLINA—3.5%
7,900,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 2.35% (Note A)	7,900,000
4,000,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 2.10% (Note A)	4,000,000
5,600,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97, 2.45% (LOC: UBS AG) (Note A)	5,600,000
8,600,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 2.45% (LOC: Deutsche Bank, AG) (Note A)	8,600,000
900,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.) Ser. 2006, 2.34% (LOC: PNC Bank, N.A.) (Notes A, B)	900,000
3,100,000	Jobs EDA Rev. Bonds (Brown Packaging Co. Inc.) 2.35% (LOC: SunTrust Bank) (Note A)	3,100,000
1,275,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 2.34% (LOC: PNC Bank, N.A.) (Notes A, B)	1,275,000

		31,375,000

	TEXAS—12.6%
15,940,000	Austin TECP, 1.60%, due 8/12/08	15,940,000
2,970,000	Austin TECP, 1.53%, due 8/12/08	2,970,000
9,034,000	Austin TECP, 1.57%, due 8/20/08	9,034,000
6,247,000	Austin TECP, 1.50%, due 8/20/08	6,247,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 2.28% (LOC: Fannie Mae) (Note A)	6,000,000
7,200,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Villas at Henderson Proj.) 2.31% (LOC: Citigroup, Inc.) (Note A)	7,200,000
800,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 2003B, 2.35% (Note A)	800,000
2,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 97, 2.35% (Note A)	2,500,000
1,600,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (BP Amoco Chem. Proj.) 2.35% (Note A)	1,600,000
1,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (BP Amoco Chem. Proj.) Ser. B, 2.35% (Note A)	1,500,000
8,000,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Exxon Mobil Proj.) Ser. B, 2.05% (Note A)	8,000,000
5,300,000	Harris Cty. IDC Rev. Bonds (Exxon Proj.) 2.10% (Note A)	5,300,000
3,000,000	Harris Cty. IDC Rev. Bonds (Exxon Proj.) 2.05% (Note A)	3,000,000
20,150,000	Houston Hotel Occupancy TECP, 1.60% due 11/6/08 (LOC: Bank of New York, NY)	20,150,000
5,800,000	Lower Neches Valley Auth. Rev. Bonds (Exxon Mobil Proj.) 2.05% (Note A)	5,800,000
7,000,000	Manor ISD GO Bonds (MUNITOPS 2006-59) 2.25%,(LOC: ABN-AMRO Bank N.V.) (Notes A, B)	7,000,000
1,500,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 2.45% (LOC: Bank of America, N.A.) (Notes A, B)	1,500,000
3,815,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 2.29% (LOC: Bank One, N.A.) (Note A)	3,815,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998, 2.45% (LOC: Bank of America, N.A.) (Notes A, B)	2,000,000
1,450,000	West Side Calhoun Cty. Rev. Bonds (BP Chemicals) Ser. 1996, 2.35% (Note A)	1,450,000
600,000	West Side Calhoun Cty. Rev. Bonds (BP Chemicals) Ser. 1996, 2.35% (LOC: BP Amoco Chemical) (Note A)	600,000

		112,406,000

	UTAH—1.0%
5,000,000	MFH Rev. Bonds (Pointe Apts. Proj.) 2.32% (LOC: DEPFA Bank) (Note A)	5,000,000
3,660,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 2.24% (Note A)	3,660,000

		8,660,000

	VARIOUS STATES—3.4%
20,154,022	Freddie Mac MFC Rev. Bonds, Ser. M002, 2.59% (LOC: Freddie Mac) (Notes A, B)	20,154,022
10,533,860	Freddie Mac MFC Rev. Bonds, Ser. M008, 2.59% (LOC: Freddie Mac) (Notes A, B)	10,533,860

		30,687,882

	VIRGINIA—1.3%
5,000,000	King George Cty. Rev. Bonds (Birchwood Power 1995 Proj.) 2.62% (LOC: Bank of Nova Scotia) (Note A)	5,000,000
6,200,000	King George Cty. Rev. Bonds (Birchwood Power 1997 Proj.) 2.62% (LOC: Bank of Nova Scotia) (Note A)	6,200,000

		11,200,000

	WASHINGTON—8.2%
800,000	EDA Rev. Bonds (Seadrunar Proj.) 2.19% (LOC: US Bank, N.A.) (Note A)	800,000
2,540,000	EDA Rev. Bonds (Waste Mgmt. Proj.) 2.23% (LOC: Bank of America, N.A.) (Note A)	2,540,000
2,500,000	EDA Rev. Bonds (Auburn Meadows Proj.), Ser. A, 2.30% (LOC: Wells Fargo Bank) (Note A)	2,500,000
8,125,000	Health Care Facs. Rev. Bonds (Peacehealth Proj.), Ser. D, 2.00% (LOC: US Bank, N.A.) (Note A)	8,125,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.), Ser. A, 2.28% (LOC: Fannie Mae) (Note A)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 2.28% (LOC: Fannie Mae) (Note A)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 2.28% (LOC: Fannie Mae) (Note A)	6,365,000
7,400,000	HFC Rev. Bonds (Olympics Place Proj.) 2.43% (LOC: U.S. Bank, N.A.) (Note A)	7,400,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 2.28% (LOC: Fannie Mae) (Note A)	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 2.45% (LOC: US Bank, N.A.) (Note A)	2,250,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 2.28% (LOC: US Bank, N.A.) (Note A)	1,700,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 2.28% (LOC: Fannie Mae) (Note A)	4,620,000
2,320,000	Kitsap Cty. IDA Rev. Bonds, 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,320,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 2.45% (LOC: US Bank, N.A.) (Note A)	800,000
3,000,000	Port Bellingham IDA Rev. Bonds (BP West Coast Prods.) 2.35% (Note A)	3,000,000
10,525,000	Port of Seattle Rev. CP, Ser. A-2, 2.00%, due 8/5/08 (LOC: Bayerische Landesbank GZ)	10,525,000
2,060,000	Port of Seattle Rev. CP, Ser. A-2, 1.65%, due 12/3/08 (LOC: Bayerische Landesbank GZ)	2,060,000

		72,525,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	WISCONSIN—1.1%
$3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.45% (LOC: Bank One, N.A.) (Note A)	$3,000,000
1,460,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.45% (LOC: Bank One, N.A.) (Note A)	1,460,000
5,400,000	Superior IDRB (Surface Mount Technology Proj.) 2.34% (LOC: Wells Fargo Bank, N.A.) (Note A)	5,400,000

		9,860,000

	WYOMING—2.2%
10,000,000	Lincoln Cty. PCR (Exxon Proj.) Ser. A, 2.10% (Note A)	10,000,000
9,300,000	Lincoln Cty. PCR (Exxon Proj.) Ser. B, 1.85% (Note A)	9,300,000

		19,300,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $875,531,966) †—98.5%	875,531,966

	OTHER ASSETS & LIABILITIES, NET—1.5%	12,979,212

	NET ASSETS—100.0%	$888,511,178

† (A) (B)

For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2008, these securities amounted to $110,734,629 or 12.5% of the net assets. These securities have been deemed liquid by the Board of Directors.

CP	Commercial Paper
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FHLB	Federal Home Loan Bank
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Committee
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Notes

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—94.7%
$3,300,000	ABAG Fin. Auth. Non-Profit Corps., Rev. Bonds (Wright Institute Proj.) 1.90% (LOC: Allied Irish Banks, PLC) (Note A)	$3,300,000
3,300,000	Alameda Cty. IDA Rev. Bonds (Convergent Laser) 2.39% (LOC: Comerica Bank) (Note A)	3,300,000
2,555,000	Alameda Cty. IDA Rev. Bonds (White Brothers) 2.39% (LOC: Comerica Bank) (Note A)	2,555,000
3,235,000	Baldwin Park COP, 2.16% (LOC: Allied Irish Banks, PLC) (Note A)	3,235,000
9,200,000	Big Bear Lake Rev. Bonds (Southwest Gas Corp.) Ser. A, 2.18% (LOC: KBC Bank NV) (Note A)	9,200,000
1,400,000	Dept. of Water Resources Rev. Bonds, Ser. B-2, 2.35% (LOC: BNP Paribas) (Note A)	1,400,000
12,800,000	Dept. of Water Resources Rev. Bonds, Ser. C-1, 1.93% (LOC: Dexia Credit Local, S.A.) (Note A)	12,800,000
3,000,000	Dept. of Water Resources Rev. Bonds, Ser. C-8, 2.00% (LOC: Bayerische Landesbank GZ) (Note A)	3,000,000
7,000,000	Econ. Rec. Bonds, Ser. C11, 1.80% (LOC: BNP Paribas) (Note A)	7,000,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 2.00% (Note A)	12,900,000
25,467,185	Freddie Mac MFC Rev. Bonds, Ser. M001, 2.59% (LOC: Freddie Mac) (Notes A, B)	25,467,185
10,619,211	Freddie Mac MFC Rev. Bonds, Ser. M007, 2.59% (LOC: Freddie Mac) (Notes A, B)	10,619,211
2,100,000	GO Bonds, (Kindergarten University) Ser. A10, 1.80% (LOC: Citibank, N.A.; CA State Teachers Retirement System) (Note A)	2,100,000
2,000,000	GO Bonds, Ser. A-1, 2.40% (LOC: Fortis Bank) (Note A)	2,000,000
16,445,000	GO Bonds, Ser. B-6, 1.80% (LOC: KBC Bank, NV) (Note A)	16,445,000
4,500,000	GO Bonds, Ser. C-2, 2.40% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	4,500,000
2,930,000	HFA Rev. Bonds, (Home Mortgage) Ser. 2006F, 2.30% (LOC: Fortis Bank) (Note A)	2,930,000
6,020,000	Infrastructure & EDR Bonds (Alergacy Food Service Prods.) 2.49% (LOC: Comerica Bank) (Note A)	6,020,000
1,960,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 2.36% (LOC: Comerica Bank) (Note A)	1,960,000
2,900,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 2.39% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,900,000
1,385,000	Infrastructure & EDR Bonds, Ser. A, 2.36% (LOC: Comerica Bank) (Note A)	1,385,000
6,400,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. 1985B, 2.35% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	6,400,000
7,500,000	Irvine Ranch Water Dist. Rev. Bonds, Ser. B, 2.35% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	7,500,000
4,700,000	Irvine Improve. Brd. Act 1915, Rev. Bonds, 2.40% (LOC: State Street Bank & Trust Co.) (Note A)	4,700,000
737,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 2.40% (LOC: State Street Bank & Trust Co.) (Note A)	737,000
3,362,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 1.85% (LOC: Bank of America, N.A.) (Note A)	3,362,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 2.18% (LOC: Fannie Mae) (Note A)	7,700,000
19,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 2.18% (LOC: FHLB) (Note A)	19,000,000
10,000,000	Los Angeles Cty. Leasing, TECP, 1.50%, due 10/02/08 (LOC: Bank of America, N.A.)	10,000,000
5,000,000	Los Angeles Cty. MTA Rev. Bonds, 1.50%, due 11/12/08 (LOC: Dexia Credit Local, BNP Paribas) (Note A)	5,000,000
4,000,000	Los Angeles Community Redev. Rev. Bonds (Wilshire Station Apts. Proj,) 2.16% (LOC: Bank of America, N.A.) (Note A)	4,000,000
4,900,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. A, 2.42% (LOC: BNP Paribas) (Note A)	4,900,000
1,200,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. C-1, 2.40% (LOC: BNP Paribas) (Note A)	1,200,000
4,300,000	Los Angeles MFH Rev. Bonds (Watts/Athens Apts. Proj.) 2.18% (LOC: FHLB) (Note A)	4,300,000
2,000,000	Los Angeles Municipal Imp. Auth. TECP, 1.85%, due 8/4/08 (LOC: Bank of America, N.A)	2,000,000
5,270,000	Northern CA Transportation Agency TECP, 1.85%, due 8/4/08 (LOC: WestLB AG)	5,270,000
3,300,000	Northern CA Transportation Agency TECP, 1.75%, due 8/6/08 (LOC: WestLB AG)	3,300,000
10,000,000	Northern CA Transportation Agency TECP, 1.40%, due 8/6/08 (LOC: WestLB AG)	10,000,000
4,393,000	Northstar Community Housing Corp., Ser. A, 2.24% (LOC: U.S. Bank, N.A.)	4,393,000
200,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A, 2.25% (LOC: Citigroup, Inc.) (Note A)	200,000
10,000,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. B, 2.30% (Note A)	10,000,000
1,500,000	PCR Fin. Auth. Rev. Bonds (Atlantic Richfield Co. Proj.), Ser. A, 2.42% (Note A)	1,500,000
5,000,000	Riverside Cty. COP Notes, 1.52%, due 12/3/08 (LOC: Bank of America, N.A.)	5,000,000
3,300,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 2.40% (LOC: Wachovia Bank, N.A.) (Notes A, B)	3,300,000
5,000,000	San Diego MFH Rev. Bonds, 2.21% (LOC: Citigroup, Inc.) (Note A)	5,000,000
850,000	San Francisco City & County MFH Rev. Bonds (Derek Silva Community) 2.39% (LOC: Citibank, N.A.) (Note A)	850,000
15,000,000	San Gabriel Council Govt. TECP, 1.55%, due 12/4/08, (LOC: Bayerische Landesbank GZ)	15,000,000
4,500,000	San Jose Redev. Agency Tax Allocation (Set Aside-Merged), Ser. C, 2.16% (Note A)	4,500,000
2,920,000	San Rafael Redev. Agency Rev. Bonds, Ser A., 2.16% (LOC: Citigroup, Inc.) (Note A)	2,920,000
5,800,000	South San Franscisco MFH (Magnolia Plaza Apts.), Ser. A, 2.20% (Note A)	5,800,000
6,075,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.), Ser. 1994, 2.00% (Note A)	6,075,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 2.18% (LOC: Fannie Mae) (Note A)	5,000,000
2,470,000	Statewide CDA Rev. Bonds (Crossing Madera) 2.18% (LOC: Citigroup, Inc.) (Note A)	2,470,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Senor Proj.) 2.18% (LOC: Citigroup, Inc.) (Note A)	3,340,000
8,900,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 2.40% (LOC: Fannie Mae) (Note A)	8,900,000
1,900,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 2.18% (LOC: Citigroup, Inc.) (Note A)	1,900,000
1,230,000	Statewide CDA Rev. Bonds (Masters College Proj.) 2.00% (LOC: U.S. Bank, N.A.) (Note A)	1,230,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 2.18% (LOC: Fannie Mae) (Note A)	3,600,000
3,285,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt. Proj.) 2.30% (LOC: Citigroup, Inc.) (Note A)	3,285,000
7,090,000	University of CA Board of Regents TECP, 1.75%, due 8/8/08	7,090,000
9,521,000	University Institute CP Notes, 1.47%, due 9/2/08 (LOC: State Street Bank & Trust Co., JPMorgan Chase Bank, N.A.)	9,521,000

		345,259,396

	TOTAL MUNICIPAL OBLIGATIONS (Cost $345,259,396) †—94.7%	345,259,396

	OTHER ASSETS AND LIABILITIES, NET—5.3%	19,499,663

	NET ASSETS—100.0%	$364,759,059

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

† (A) (B)

For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2008, these securities amounted to $39,386,396 or 10.8% of net assets. These securities have been deemed liquid by the Board of Directors.

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
FHLB	Federal Home Loan Bank
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MTA	Metropolitan Transportation Authority
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—98.4%
$3,700,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.), Ser. A, 2.16% (LOC: Fannie Mae) (Note A)	$3,700,000
2,250,000	Allegany Cty. IDA Rev. Bonds (Atlantic Richfield Proj.) 2.30% (Note A)	2,250,000
5,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 1.30%, due 8/06/08	5,000,000
4,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 1.30%, due 8/11/08	4,000,000
700,000	Dorm. Auth. Rev. Bonds (Cornell University), Ser. B, 1.95%	700,000
1,800,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 1.95% (LOC: Bank of New York, NY) (Note A)	1,800,000
8,600,000	Energy Research & Dev. Auth. Facs. Rev. Bonds (Long Island Ltd.), Ser. A, 2.20% (LOC: Royal Bank of Scotland Group PLC) (Note A)	8,600,000
5,200,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 2.55% (LOC: Citigroup, Inc.) (Note A)	5,200,000
715,000	Environmental Facs. Rev. Bonds (Putter 613) 2.29% (LOC: JPMorgan Chase Bank, N.A.) (Notes A, B)	715,000
500,000	Environmental Facs. Rev. Bonds (General Electric Co. Proj.), Ser. A, 2.17% (Note A)	500,000
2,120,000	Forest City, New Rochelle (Beneficial Owner) 2.40% (LOC: Wachovia Bank, N.A.) (Note A)	2,120,000
2,415,000	Geneva HFA Rev. Bonds (Depaul Community Facs.), Ser. A, 2.20% (LOC: FHLB) (Note A)	2,415,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.), Ser. A, 2.23% (LOC: Fannie Mae) (Note A)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.), Ser. A, 2.20% (LOC: Freddie Mac) (Note A)	1,000,000
5,200,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A, 2.16% (LOC: Fleet National Bank) (Note A)	5,200,000
4,500,000	HFA Rev. Bonds (345 East 94th St. Proj.) 2.20% (LOC: Freddie Mac) (Note A)	4,500,000
6,100,000	HFA Rev. Bonds (345 East 94th St. Proj.) 2.20% (LOC: Freddie Mac) (Note A)	6,100,000
4,000,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 2.25% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	4,000,000
2,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.), Ser. A, 2.22% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2,600,000
9,000,000	HFA Rev. Bonds (42nd & 10th St. Proj.), Ser. A, 2.25% (LOC: Landesbank Baden-Wuerttemberg GZ) (Note A)	9,000,000
9,000,000	HFA Rev. Bonds (Clinton Green South Proj.), Ser. A, 2.22% (LOC: Bank of America, N.A.) (Note A)	9,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.), Ser. A, 2.23% (LOC: FHLB) (Note A)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 2.20% (LOC: Fannie Mae) (Note A)	2,250,000
3,900,000	LGAC Rev. Bonds, 1.95% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	3,900,000
2,900,000	LGAC Rev. Bonds, Ser B, 2.10% (LOC: Bank of Nova Scotia) (Note A)	2,900,000
9,800,000	Local Assistance Corp. Rev. Bonds, Ser. B, 2.40% (LOC: WestLB AG) (Note A)	9,800,000
400,000	Long Island Power Auth. Rev. Bonds, Ser. 1B, 1.95% (LOC: State Street Bank & Trust Co.) (Note A)	400,000
5,700,000	Long Island Power Auth. Rev. Bonds, Ser. 2A, 2.40% (LOC: WestLB AG) (Note A)	5,700,000
3,450,000	Long Island Power Auth. Rev. Bonds, Ser. 2B, 2.40% (LOC: Bayerische Landesbank GZ) (Note A)	3,450,000
8,000,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 1.99% (LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemburg) (Note A)	8,000,000
1,600,000	Long Island Power Auth. Rev. Bonds, Ser. 3B, 2.00% (LOC: WestLB AG) (Note A)	1,600,000
2,000,000	MTA Rev. Bonds, TECP Notes, 1.90%, due 8/4/08 (LOC: ABN-AMRO Bank N.V.)	2,000,000
6,000,000	MTA Rev. Bonds, TECP Notes, 1.95%, due 8/5/08 (LOC: ABN-AMRO Bank N.V.)	6,000,000
6,720,000	NYC Cap. Resource Corp. (Enhanced Assistance), Ser. B, 2.10% (LOC: Bank of America, N.A.) (Notes A)	6,720,000
9,900,000	NYC GO Bonds, Sub-Ser. E4, 2.10% (LOC: Fortis Bank) (Note A)	9,900,000
5,400,000	NYC GO Bonds, Sub-Ser. I6, 2.00% (LOC: Calsters) (Note A)	5,400,000
3,200,000	NYC GO Bonds, Sub-Ser. J2, 2.13% (LOC: WestLB AG) (Note A)	3,200,000
2,320,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 2.10% (LOC: Citibank, N.A.) (Note A)	2,320,000
4,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 2.17% (LOC: Freddie Mac) (Note A)	4,400,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 2.20% (LOC: Fannie Mae) (Note A)	5,000,000
3,000,000	NYC HDC Rev. Bonds (Spring Creek Proj.) Ser I-IIA, 2.20% (LOC: Citibank, N.A.) (Note A)	3,000,000
800,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 2.20% (LOC: Allied Irish Bank PLC) (Note A)	800,000
10,000,000	NYC IDA Rev. Bonds (Korean Airlines) 2.17% (LOC: HSBC Bank USA) (Note A)	10,000,000
2,970,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 2.03% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,970,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 2.32% (LOC: Wachovia Bank, N.A.) (Note A)	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 2.14% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	700,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (ROCs R-10130) 2.12% (Note A)	1,000,000
6,200,000	NYC Transitional Future Tax Secured, 2.11% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	6,200,000
6,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 1.47%, due 10/9/08 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of
	New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	6,000,000
3,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 1.57%, due 11/12/08 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of
	New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	3,000,000
7,590,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B-4, 2.15% (LOC: Landesbank Baden-Wuerttemberg; Triborough B&T) (Note A)	7,590,000
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Sub-Ser. B-2, 2.09% (LOC: Dexia Credit Local) (Note A)	1,100,000

		210,100,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $210,100,000) †—98.4%	210,100,000

	OTHER ASSETS & LIABILITIES, NET—1.6%	3,418,520

	NET ASSETS—100.0%	$213,518,520

† (A) (B)

For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2008, these securities amounted to $715,000 or 0.3% of net assets. These securities have been deemed LOCuid by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2008 (unaudited)

FHLB	Federal Home Loan Bank
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LGAC	Local Government Advisory Committee
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
ROCs	Renewable Obligation Certificates
TECP	Tax-Exempt Commercial Paper

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
7/31/2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET BACKED—5.0%
$1,000,000	Long Lane Master Trust IV, 2.65%, due 8/15/08 (LOC: Bank of America, N.A.) (Note B)	$998,977
2,000,000	Long Lane Master Trust IV, 2.54%, due 8/21/08 (LOC: Bank of America, N.A.) (Note B)	1,997,189
1,000,000	Long Lane Master Trust IV, 2.62%, due 9/9/08 (LOC: Bank of America, N.A.) (Note B)	997,183
3,000,000	Long Lane Master Trust IV, 2.75%, due 10/15/08 (LOC: Bank of America, N.A.) (Note B)	2,982,938
2,000,000	Metropolitan Life Short Term Funding, 2.85%, due 10/28/08 (LOC: Metlife Insurance Co.) (Note B)	1,986,164
1,597,000	Ticonderoga Funding LLC, 2.60%, due 9/4/08 (LOC: Bank of America, N.A.) (Note B)	1,593,109

		10,555,560

	BANKS—17.4
5,000,000	Allied Irish Banks PLC, 2.46%, due 9/18/08 (Notes A,B)	5,000,000
2,000,000	Bank of Montreal, 2.41%, due 8/26/08	1,996,667
2,000,000	Bank of Nova Scotia, 2.54%, due 9/4/08	1,995,240
4,000,000	Bank of Nova Scotia, 2.67%, due 9/11/08	3,987,928
1,000,000	HSBC Bank USA, 2.65%, due 10/6/08	995,188
2,175,000	HSBC Bank USA, 2.76%, due 11/3/08	2,159,439
3,000,000	Lloyds TSB Bank PLC, 2.56%, due 8/18/08	2,996,402
2,000,000	Lloyds TSB Bank PLC, 2.33%, due 8/25/08	1,996,907
2,000,000	Lloyds TSB Bank PLC, 2.51%, due 9/22/08	1,992,807
2,000,000	Lloyds TSB Bank PLC, 2.62%, due 10/23/08	1,988,057
2,000,000	Royal Bank of Canada, 2.68%, due 11/18/08	1,983,892
2,000,000	Scotia Bank Inc., 2.39%, due 8/22/08 (Note B)	1,997,223
2,000,000	Svenske Handelsbanken AB, 2.60%, due 8/18/08	1,997,563
2,000,000	Westpac Banking Corp., NY, 2.53%, due 9/2/08 (Note B)	1,995,538
2,000,000	Westpac Banking Corp., NY, 2.70%, due 9/30/08 (Note B)	1,991,067
2,000,000	Westpac Banking Corp., NY, 2.70%, due 10/21/08 (Note B)	1,987,940

		37,061,858

	DOMESTIC/FOREIGN BANK SUPPORTED OBLIGATIONS—24.0
1,000,000	BNP Paribas Financial, 2.69%, due 8/6/08 (LOC: BNP Paribas) (Note A)	999,629
2,000,000	BNP Paribas Financial, 2.58%, due 9/23/08 (LOC: BNP Paribas) (Note A)	1,992,433
2,000,000	BNP Paribas Financial, 2.83%, due 10/24/08 (LOC: BNP Paribas) (Note A)	1,986,919
3,000,000	Calyon North America Inc., 2.68%, due 10/3/08 (LOC: Calyon) (Note A)	2,986,035
2,000,000	Calyon North America Inc., 2.68%, due 10/9/08 (LOC: Calyon) (Note A)	1,989,803
2,000,000	Canadian Imperial Bank of Commerce, 2.75%, due 8/1/08 (LOC: Canadian Imperial Bank) (Note A)	2,000,000
1,000,000	CBA (Delaware) Finance, 2.54%, due 8/13/08 (LOC: Commonwealth Bank of Australia) (Note A)	999,160
2,000,000	CBA (Delaware) Finance, 2.59%, due 9/8/08 (LOC: Commonwealth Bank of Australia) (Note A)	1,994,574
2,000,000	CBA (Delaware) Finance, 2.73%, due 10/22/08 (LOC: Commonwealth Bank of Australia) (Note A)	1,987,654
2,000,000	ING (U.S.) Funding LLC, 2.55%, due 8/20/08 (LOC: ING Bank N.V.) (Note A)	1,997,329
1,000,000	ING (U.S.) Funding LLC, 2.46%, due 9/2/08 (LOC: ING Bank N.V.) (Note A)	997,822
1,000,000	ING (U.S.) Funding LLC, 2.46%, due 9/3/08 (LOC: ING Bank N.V.) (Note A)	997,754
2,000,000	ING (U.S.) Funding LLC, 2.71%, due 9/24/08 (LOC: ING Bank N.V.) (Note A)	1,991,915
2,000,000	ING (U.S.) Funding LLC, 2.71%, due 9/26/08 (LOC: ING Bank N.V.) (Note A)	1,991,616
3,000,000	National Australia Funding (Delaware) Inc., 2.71%, due 10/3/08 (LOC: National Australia Bank) (Note A)	2,985,878
1,000,000	National Australia Funding (Delaware) Inc., 2.70%, due 10/20/08 (LOC: National Australia Bank) (Note A)	994,044
2,000,000	National Australia Funding (Delaware) Inc., 2.81%, due 11/17/08 (LOC: National Australia Bank) (Note A)	1,983,320
1,000,000	Rabobank Financial USA, 2.47%, due 8/12/08 (LOC: Rabobank Nederland) (Note A)	999,251
1,000,000	Rabobank Financial, 2.49%, due 8/27/08 (LOC: Rabobank Nederland) (Note A)	998,267
4,000,000	Rabobank Financial, 2.69%, due 10/8/08 (LOC: Rabobank Nederland) (Note A)	3,979,827
1,000,000	Rabobank Financial, 2.62%, due 10/24/08 (LOC: Rabobank Nederland) (Note A)	993,933
2,000,000	Santander Central Hispanic Financial (Delaware) Inc., 2.51%, due 8/12/08 (LOC: Banco Santander) (Note A)	1,998,472
2,500,000	Santander Central Hispanic Financial (Delaware) Inc., 2.55%, due 8/25/08 (LOC: Banco Santander) (Note A)	2,495,783
2,000,000	Santander Central Hispanic Financial (Delaware) Inc., 2.78%, due 10/7/08 (LOC: Banco Santander) (Note A)	1,989,764
2,000,000	Santander Central Hispanic Financial (Delaware) Inc., 2.73%, due 11/5/08 (LOC: Banco Santander) (Note A)	1,985,600
3,000,000	UBS Finance (Delaware) Inc., 2.78%, due 8/4/08 (LOC: UBS AG) (Note A)	2,999,310
2,000,000	UBS Finance (Delaware) Inc., 2.62%, due 8/19/08 (LOC: UBS AG) (Note A)	1,997,400

		51,313,492

	FINANCE—3.0
1,000,000	General Electric Capital Corp., 2.41%, due 8/8/08	999,533
2,000,000	General Electric Capital Corp., 2.42%, due 9/22/08	1,993,067
1,500,000	General Electric Capital Corp., 2.52%, due 10/15/08	1,492,188
2,000,000	General Electric Capital Corp., 2.52%, due 10/20/08	1,988,889

		6,473,677

	TOTAL COMMERCIAL PAPER—49.4%	105,404,587

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
7/31/2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	CORPORATE OBLIGATIONS

	BANKS—11.6%
$4,600,000	Bank of Scotland PLC, MTN, 2.46%, due 9/8/08 (Note A, B)	$4,600,054
2,500,000	BNP Paribas, MTN, 2.76%, due 8/7/08 (Note A)	2,500,000
2,000,000	Danske Bank, 2.45%, due 9/19/08 (Notes A, B)	2,000,000
4,600,000	Fifth Third Bancorp., 2.47%, due 8/22/08 (Notes A, B)	4,600,000
5,000,000	Royal Bank of Canada, 2.52%, due 9/10/08 (Note A)	5,000,397
3,000,000	Svenska Handelsbanken AB, 2.45%, due 9/12/08 (Notes A, B)	3,000,000
1,000,000	Wells Fargo & Co, MTN, 2.61%, due 12/17/08 (Note A)	1,000,000
2,000,000	Westpac Banking Corp, 2.45%, due 9/5/08 (Notes A, B)	2,000,006

		24,700,457

	FINANCE & INSURANCE—8.0%
4,000,000	HSBC Finance Corp., 2.52%, due 8/22/08 (Note A)	4,000,055
3,000,000	Irish Life & Permanent PLC, 2.49%, due 8/21/08 (Notes A, B)	3,000,022
2,500,000	Metropolitan Life Global Funding I, 2.51%, due 9/6/08 (Notes A, B)	2,500,120
2,500,000	Metropolitan Life Global Funding I, 2.46%, due 9/24/08 (Notes A, B)	2,500,000
5,000,000	Toyota Motor Credit Corp., MTN, 3.08%, due 9/25/08	4,987,830

		16,988,027

	INVESTMENT BANKER/ BROKER—10.6%
2,000,000	Bear Stearns Co. Inc., 2.52%, due 8/15/08 (Notes A, C)	2,000,042
3,000,000	Bear Stearns Co. Inc., 2.54%, due 8/28/08 (Note A)	3,000,000
4,000,000	Lehman Brothers Holdings Inc., MTN, 2.54%, due 8/22/08 (Note A)	4,000,094
2,500,000	Lehman Brothers Holdings Inc., MTN, Ser. A, 2.67%, due 8/27/08 (Note A)	2,500,000
5,000,000	Merrill Lynch & Co Inc., MTN, Ser. C, 2.60%, due 8/14/08 (Note A)	5,000,075
4,000,000	Morgan Stanley, 2.54%, due 9/3/08 (Note A)	4,000,293
2,000,000	Morgan Stanley, 2.20%, due 9/3/08 (Note A)	2,000,179

		22,500,683

	TOTAL CORPORATE OBLIGATIONS—30.2%	64,189,167

	CERTIFICATES OF DEPOSIT—17.4%
4,000,000	Banco Bilbao Vizcaya Argentaria, 2.88%, due 10/27/08	4,000,048
4,000,000	Banco Bilbao Vizcaya Argentaria, 2.85%, due 11/3/08	4,000,052
2,000,000	Barclays Bank PLC, 2.80%, due 9/29/08	2,000,000
2,000,000	Barclays Bank PLC, 2.75%, due 10/27/08	2,000,000
1,000,000	BNP Paribas, 2.55%, due 8/19/08	1,000,000
1,000,000	BNP Paribas, 2.56%, due 8/28/08	1,000,000
3,000,000	Canadian Imperial Bank of Commerce, 2.83%, due 10/22/08	3,000,000
1,000,000	Chase Bank USA, N.A., 2.25%, due 8/6/08	1,000,000
2,000,000	Chase Bank USA, N.A., 2.50%, due 9/11/08	2,000,000
1,000,000	Deutsche Bank NY, 2.50%, due 8/11/08	1,000,000
2,000,000	Fifth Third Bancorp, 2.67%, due 9/15/08	2,000,012
1,000,000	Fortis Bank, 2.69%, due 9/10/08	1,000,011
3,000,000	Fortis Bank, 2.78%, due 10/8/08	3,000,000
2,000,000	HSBC Bank USA, 2.77%, due 10/23/08	2,000,157
2,000,000	Wachovia Bank, 2.78%, due 9/29/08	2,000,000
2,000,000	Wells Fargo & Co., 2.50%, due 8/8/08	2,000,000
2,000,000	Wells Fargo & Co., 2.50%, due 8/13/08	2,000,000
2,000,000	Wells Fargo & Co., 2.43%, due 8/13/08	2,000,000

		37,000,280

	REPURCHASE AGREEMENT—3.2%
6,737,000	Deutsche Bank Securities Inc.
	• 2.07% dated 7/31/08, due 8/1/08 in the amount of $6,737,387
	• fully collateralized by a $6,466,500 U.S. Treasury Bond, coupon rate 2.00%
	maturity 1/15/26, value $6,871,822	6,737,000

	TOTAL INVESTMENTS (Cost $213,331,034)†—100.2%	213,331,034

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2)%	(527,141)

	NET ASSETS—100.0%	$212,803,893

† (A) (B)

For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

Variable rate securities. The rates shown are the current rates on July 31,2008. Dates shown represent the next interest reset date.

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2008, these securities amounted to $47,727,530 or 22.4% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31,2008, was $2,000,042 and represented 0.9% of net assets.

LOC	Letter of Credit
MTN	Medium Term Note

For information on the Funds’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
7/31/2008 (unaudited)

PRINCIPAL
AMOUNT		VALUE

	FANNIE MAE—28.0%
$25,000,000	Discount Notes, 2.04%, due 8/6/08	$24,992,951
10,000,000	Discount Notes, 2.21%, due 8/12/08	9,993,278
11,467,000	Discount Notes, 2.17%, due 8/13/08	11,458,744
15,000,000	Discount Notes, 2.26%, due 8/22/08	14,980,313
5,000,000	Discount Notes, 2.26%, due 8/25/08	4,992,500
15,000,000	Discount Notes, 2.35%, due 9/3/08	14,967,825
15,000,000	Discount Notes, 2.35%, due 9/17/08	14,954,175
5,000,000	Discount Notes, 2.44%, due 9/29/08	4,980,088
10,000,000	Discount Notes, 2.41%, due 10/8/08	9,954,667
10,000,000	Discount Notes, 2.28%, due 10/27/08	9,945,383
6,500,000	Discount Notes, 2.30%, due 11/12/08	6,457,598
10,000,000	Discount Notes, 2.31%, due 11/26/08	9,925,900

		137,603,422

	FEDERAL FARM CREDIT BANK—3.2%
15,625,000	Notes, 3.10%, due 8/4/09	15,625,000

	FEDERAL HOME LOAN BANK—27.5%
25,000,000	Discount Notes, 2.04%, due 8/8/08	24,990,132
5,000,000	Discount Notes, 2.07%, due 8/13/08	4,996,575
5,000,000	Discount Notes, 2.11%, due 8/15/08	4,995,917
15,000,000	Discount Notes, 2.13%, due 8/20/08	14,983,217
12,250,000	Discount Notes, 2.30%, due 8/25/08	12,231,298
10,000,000	Discount Notes, 2.18%, due 8/27/08	9,984,328
5,000,000	Discount Notes, 2.36%, due 8/29/08	4,990,861
15,000,000	Discount Notes, 2.15%, due 9/4/08	14,969,683
5,000,000	Discount Notes, 2.36%, due 9/10/08	4,986,944
10,000,000	Discount Notes, 2.44%, due 10/23/08	9,943,975
5,000,000	Discount Notes, 2.31%, due 11/12/08	4,967,240
18,000,000	Notes, 2.60%, due 2/18/09 (Note A)	18,002,024
5,000,000	Notes, 2.50%, due 2/23/09 (Note A)	5,000,000

		135,042,194

	FREDDIE MAC—26.9%
10,000,000	Discount Notes, 2.02%, due 8/4/08	9,998,325
7,000,000	Discount Notes, 2.09%, due 8/11/08	6,995,965
15,000,000	Discount Notes, 2.13%, due 8/18/08	14,984,983
15,000,000	Discount Notes, 2.23%, due 8/21/08	14,981,500
5,000,000	Discount Notes, 2.28%, due 8/29/08	4,991,192
15,000,000	Discount Notes, 2.33%, due 9/2/08	14,969,067
10,000,000	Discount Notes, 2.36%, due 9/15/08	9,970,625
15,700,000	Discount Notes, 2.34%, due 10/6/08	15,632,935
10,000,000	Discount Notes, 2.31%, due 10/20/08	9,949,111
10,000,000	Discount Notes, 2.46%, due 10/28/08	9,940,356
15,000,000	Notes, 5.13%, due 8/14/08	15,015,237
4,789,000	Notes, 3.63%, due 9/15/08	4,785,305

		132,214,601

	U.S. TREASURY OBLIGATIONS—5.1%
15,000,000	U.S. Treasury Bill, 1.58%, due 9/11/08	14,973,265
10,000,000	U.S. Treasury Bill, 1.35%, due 9/18/08	9,982,133

		24,955,398

	REPURCHASE AGREEMENTS— 12.6%
40,000,000	Bank of America Securities LLC
	• 2.02% dated 7/31/08, due 8/1/08 in the amount of $40,002,244
	• fully collateralized by $39,976,200 U.S.Treasury Note, coupon 3.87%,
	maturity 5/15/09, value $40,800,030	40,000,000

21,592,000	Deutsche Bank Securities Inc.
	• 2.07% dated 7/31/08, due 8/1/08 in the amount of $21,593,242
	• fully collateralized by $13,368,400 U.S.Treasury Note, coupon 3.62%
	maturity 4/15/28, value $22,023,891	21,592,000

		61,592,000

	TOTAL INVESTMENTS (Cost $507,032,615) † — 103.3%	507,032,615

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(3.3)%	(16,274,683)

	NET ASSETS—100.0%	$490,757,932

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2008. Dates shown represent the next interest reset date.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
7/31/2008 (unaudited)

PRINCIPAL		COUPON	MARKET
AMOUNT		RATE(%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—10.8%
$100,000	Bank of America Corp., due 8/15/08	3.25	$99,994
400,000	Bank of Scotland PLC, MTN, due 9/8/08 (Notes A, B)	2.46	399,938
400,000	Fifth Third Bancorp, due 8/22/08 (Notes A, B)	2.47	399,973
100,000	FleetBoston Financial Corp., due 12/1/09	7.38	103,608
400,000	Irish Life & Permanent PLC, due 8/21/08 (Note B)	2.49	398,720
500,000	US Bancorp., due 8/15/08 (Note A)	4.40	500,142
250,000	Wells Fargo & Co., due 8/15/08	4.00	250,097

			2,152,472

	FINANCIALS—24.6%
500,000	Bear Stearns Co. Inc., MTN, Ser. B, due 1/30/09 (Note A)	3.10	498,653
200,000	Capital One Financial Corp., due 8/1/08	7.13	200,000
500,000	Caterpillar Financial Services Corp., Ser. POWR, due 11/15/08	5.00	500,810
100,000	CIT Group Inc., due 10/15/08	5.88	98,989
700,000	Goldman Sachs Group Inc., MTN, Ser. B, due 12/22/08 (Note A)	2.89	698,546
593,000	HSBC Finance Corp., due 11/15/08	6.50	596,710
400,000	Lehman Brothers Holdings Inc., MTN, due 10/22/08 (Note A)	2.88	396,780
500,000	Merrill Lynch & Co. Inc., MTN, due 10/27/08	4.83	499,626
500,000	Metropolitan Life Global Funding I., due 9/6/08 (Notes A, B)	2.51	499,966
400,000	Morgan Stanley, due 9/3/08 (Note A)	2.54	399,685
500,000	Pitney Bowes Credit Corp., due 8/15/08	5.75	500,378

			4,890,143

	INDUSTRIALS—3.8%
100,000	Comcast of Delaware LLC, due 9/1/08	9.00	100,200
550,000	Diageo Capital PLC, MTN, due 11/10/08 (Note A)	2.82	549,919
100,000	Kraft Foods Inc., due 10/1/08	4.00	99,989

			750,108

	TRANSPORTATION—0.5%
100,000	FedEx Corp., due 8/15/09	5.50	100,418

	TOTAL CORPORATE OBLIGATIONS—39.7%		7,893,141

	COMMERCIAL PAPER

	ASSET BACKED—15.1%
500,000	Calyon North America Inc.,2.68%, due 10/3/08 (LOC: Calyon) (Note C)	2.68	497,673
500,000	CBA (Delaware) Finance, 2.83%, due 10/14/08 (LOC: Commonwealth Bank of Australia) (Note C)	2.83	497,122
500,000	National Australia Funding (Delaware) Inc., 2.71%, due 10/3/08 (LOC: National Australia Bank) (Note C)	2.71	497,646
500,000	Old Line Funding LLC, 2.78%, due 10/9/08 (LOC: Royal Bank of Canada) (Notes B, C)	2.78	497,205
500,000	Rabobank Financial, 2.52%, due 8/11/08 (LOC: Rabobank Nederland) (Note C)	2.52	499,651
500,000	Santander Central Hispanic Financial (Delaware) Inc., 2.51%, due 8/12/08 (LOC: Banco Santander, S.A.) (Note C)	2.51	499,618

			2,988,915

	BANKS—2.5%
500,000	Westpac Banking Corp., NY,2.70%, due 9/30/08 (Note C)	2.70	497,767

	FINANCE—3.7%
750,000	General Electric Capital Corp., 2.79%, due 10/31/08 (Note C)	2.79	744,824

	TOTAL COMMERCIAL PAPER—21.3%		4,231,506

	U.S. TREASURY OBLIGATIONS—12.6%
750,000	U.S. Treasury Bill, due 9/4/08 (Note C)	1.72	748,883
750,000	U.S. Treasury Bill, due 9/11/08 (Note C)	1.58	499,119
750,000	U.S. Treasury Bill, due 9/18/08 (Note C)	1.35	748,361
500,000	U.S. Treasury Note, due 8/31/08	4.88	501,211

			2,497,574

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
7/31/2008 (unaudited)

PRINCIPAL		COUPON	MARKET
AMOUNT		RATE(%)	VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS—9.9%
$1,000,000	Fannie Mae Discount Notes (Note C)	2.29	$984,600
1,000,000	Freddie Mac Discount Notes (Note C)	2.29	986,430

			1,971,030

	CERTIFICATES OF DEPOSIT—5.0%
500,000	Banco Bilbao Vizcaya Argentina, S.A., 2.86%, due 9/16/08	2.86	500,062
500,000	Barclays Bank PLC, 2.75%, due 10/27/08	2.75	499,841

			999,903

	BANKERS ACCEPTANCE—1.8%
355,000	JPMorgan Chase, 2.84%, due 8/11/08 (Note C)	2.84	354,724

	MUNICIPAL OBLIGATIONS—1.5%
300,000	Warren County IDA, Tax. Stupps Bros., Ser. B-2, Revenue Bonds, due 12/1/18 (LOC: Bank of America, N.A.) (Note A)	2.50	300,000

	REPURCHASE AGREEMENT—8.5%
1,681,000	Deutsche Bank Securities Inc.
	• 2.07% dated 7/31/08, due 8/1/08 in the amount of $1,681,097
	• fully collateralized by a $1,138,000 U.S. Treasury Bond, coupon 3.37%,	2.07	1,681,000
	maturity 4/15/32, value $1,714,700

	TOTAL INVESTMENTS (Cost $19,938,208)†—100.3%		19,928,878

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—0.3%		(61,131)

	NET ASSETS—100.0%		$19,867,747

†	At July 31, 2008, the tax basis cost of the Fund's investments was $19,938,208 and the unrealized appreciation and depreciation were $4,237 and $(13,567), respectively.

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2008. Dates shown represent the next interest reset date.

(B)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2008, these securities amounted to $2,195,802 or 11.1% of net assets.

These securities have been deemed liquid by the Board of Directors.

(C)	The rate shown is the effective yield at time of purchase.

MTN	Medium Term Note
LOC	Letter of Credit
IDA	Industrial Development Authority

For information on the Funds’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
7/31/2008 (unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—8.8%
$400,000	Deutsche Bank Financial Inc., 7.50%, due 4/25/09	7.50	$407,272
400,000	FleetBoston Financial Corp., 7.38%, due 12/1/09	7.38	414,430
625,000	RBC Bank USA, 6.50%, due 3/15/09	6.50	635,515
300,000	Santander Central Hispano Issuances LTD, 7.63%, due 9/14/10	7.63	315,942

			1,773,159

	FINANCIALS—26.5%
400,000	American General Finance Corp., MTN, Ser. G, 5.38%, due 9/1/09	5.38	393,386
320,000	Caterpillar Financial Services Corp., MTN, Ser. F, 4.35%, due 3/4/09	4.35	321,187
400,000	CIT Group Inc., 5.88%, due 10/15/08	5.88	395,956
425,000	Duke Realty LP, 5.25%, due 1/15/10	5.25	420,710
500,000	Goldman Sachs Group LP, 4.50%, due 6/15/10	4.50	500,958
500,000	HSBC Finance Corp., NOTZ, 6.30%, due 9/15/09	6.30	504,313
250,000	International Lease Finance Corp., MTN, Ser. O, 4.38%, due 11/1/09	4.38	240,129
280,000	JPMorgan Chase & Co., 7.13%, due 6/15/09	7.13	285,429
500,000	Merrill Lynch & Co. Inc., MTN, Ser. C, 4.25%, due 2/8/10	4.25	488,873
775,000	Morgan Stanley, 4.00%, due 1/15/10	4.00	769,229
500,000	Pitney Bowes Credit Corp., 8.55%, due 9/15/09	8.55	520,066
500,000	Textron Financial Corp., 5.13%, due 11/1/10	5.13	507,658

			5,347,894

	INDUSTRIALS—14.7%
750,000	Arden Realty LP, 8.50%, due 11/15/10	8.50	805,495
240,000	Caterpillar Inc., 7.25%, due 9/15/09	7.25	248,647
400,000	Comcast of Delaware LLC, 9.00%, due 9/1/08	9.00	400,800
500,000	Deere & Co., 7.85%, due 5/15/10	7.85	533,107
650,000	Diageo Capital PLC, 7.25%, due 11/1/09	7.25	678,497
300,000	Time Warner Entertainment Co. LP, 7.25%, due 9/1/08	7.25	300,740

			2,967,286

	TRANSPORTATION SERVICES—1.0%
200,000	FedEx Corp., due 8/15/09	5.50	200,836

	UTILITY—0.6%
130,000	Duke Energy Indiana, due 7/15/09	8.00	134,327

	TOTAL CORPORATE OBLIGATIONS—51.6%		10,423,502

	U.S. TREASURY OBLIGATIONS—31.8%
1,475,000	U.S. Treasury Note, 4.50%, due 5/15/10	4.50	1,529,161
1,850,000	U.S. Treasury Note, 4.38%, due 12/15/10	4.38	1,923,856
1,000,000	U.S. Treasury Note, 4.25%, due 1/15/11	4.25	1,038,906
875,000	U.S. Treasury Note, 4.88%, due 4/30/11	4.88	923,330
1,000,000	U.S. Treasury Note, 3.50%, due 5/31/13	3.50	1,001,776

			6,417,029

	U.S. GOVERNMENT AGENCY OBLIGATIONS—8.2%
500,000	Federal Home Loan Bank, 6.50%, due 11/13/09	6.50	521,770
500,000	Federal Home Loan Bank, 4.30%, due 2/9/10	4.30	509,300
300,000	Federal Home Loan Bank, 5.63%, due 11/15/11	5.63	317,222
300,000	Fannie Mae, 3.27%, due 6/30/10	3.27	300,598

			1,648,890

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
7/31/2008 (unaudited)

PRINCIPAL		COUPON
AMOUNT		RATE (%)	VALUE

	MUNICIPAL OBLIGATIONS—7.1%
$625,000	New Jersey, Economic Development Authority, Rev. Bonds (Lafayette Yard Hotel Project), Tax.,
	due 4/1/09 (LOC: MBIA)	4.99	$630,619
810,000	New York State, Urban Development, Rev. Bonds (State Personal Income Tax Project), Tax., Ser. B-3,
	due 12/15/10 (LOC: MBIA)	4.22	807,804

			1,438,423

	REPURCHASE AGREEMENT—0.5%
102,000	Deutsche Bank Securities Inc.
	• 2.07% dated 7/31/08, due 8/1/08 in the amount of $102,006
	• fully collateralized by a $98,000 U.S. Treasury Bond, coupon 2.00%,
	maturity 1/15/26, value $104,143	2.07	102,000

	TOTAL INVESTMENTS (Cost $19,910,230)†—99.2%		20,029,844

	OTHER ASSETS AND LIABILITIES , NET— 0.8%		156,380

	NET ASSETS—100.0%		$20,186,224

†	At July 31, 2008, the tax basis cost of the Fund's investments was $19,910,230 and the unrealized appreciation and depreciation were $182,062 and $(62,448), respectively.

LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation.
MTN	Medium Term Note

For information on the Funds’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TD Asset Management USA Funds Inc.

By (Signature and Title)*   /s/ David Hartman, President

Date        9/22/08

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Hartman, President

Date        9/22/08

By (Signature and Title)*   /s/ Christopher Salfi, Treasurer

Date        9/22/08

*	Print the name and title of each signing officer under his or her signature.